Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Schedule of Property and Equipment [Line Items]
Total		$ 16,928,409	$ 17,118,955
Less: Accumulated depreciation		(10,355,233)	(10,266,513)
Impairment	[1]	(1,666,587)	(1,752,178)
Property and equipment, net		4,906,589	5,100,264
Building [Member]
Schedule of Property and Equipment [Line Items]
Total		5,617,617	6,072,388
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Total		3,503,702	3,134,716
Farmland Development Cost [Member]
Schedule of Property and Equipment [Line Items]
Total		1,656,357	1,741,422
Office Equipment and Furniture [Member]
Schedule of Property and Equipment [Line Items]
Total		5,729,499	5,811,887
Motor Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Total		$ 421,234	$ 358,542

[1]	The variance of impairment from March 31, 2023 to March 31, 2024 is solely caused by exchange rate variance.